PMC Core Fixed Income Fund
Schedule of Investments
November 30, 2022 (Unaudited)

		Principal
		Amount	Value
ASSET BACKED SECURITIES - 9.29%
37 Capital CLO I
2021-1, 5.279% (3 Month LIBOR USD + 1.200%), 10/15/2034 (b)(c)		$1,000,000	$966,890
AM Capital Funding LLC
2018-1, 4.980%, 12/15/2023 (b)		760,000	748,831
Amur Equipment Finance Receivables XI LLC
2022-2A, 5.300%, 06/21/2028 (b)		255,000	252,478
Angel Oak Mortgage Trust
2021-3, 1.068%, 05/25/2066 (b)(d)		680,938	532,362
Aqua Finance Trust 2021-A
2021-A, 1.540%, 07/17/2046 (b)		532,949	485,641
Avis Budget Rental Car Funding AESOP LLC
2020-2A B, 2.960%, 02/20/2027 (b)		567,000	508,389
2021-2A A, 1.660%, 02/20/2028 (b)		1,592,000	1,367,989
2021-2A B, 1.900%, 02/20/2028 (b)		495,000	417,954
Beacon Container Finance II LLC
2021-1A, 2.250%, 10/22/2046 (b)		946,950	800,806
BlueMountain CLO Ltd.
2013-2R, 5.505% (3 Month LIBOR USD + 1.180%), 10/22/2030 (b)(c)		362,743	356,844
Cedar Funding VI CLO Ltd.
2016-6A, 5.293% (3 Month LIBOR USD + 1.050%), 04/20/2034 (b)(c)		1,480,000	1,427,547
Crown Castle Towers LLC
4.241%, 07/15/2048 (b)		439,000	399,234
Dryden 75 CLO Ltd.
2019-75R2, 5.119% (3 Month LIBOR USD + 1.040%), 04/15/2034 (b)(c)		850,000	819,609
Fort Washington CLO Ltd.
2021-2A, 5.463% (3 Month LIBOR USD + 1.220%), 10/20/2034 (b)(c)		2,000,000	1,939,922
GCAT Trust
2019-NQM3, 2.686%, 11/25/2059 (b)(d)		117,125	108,891
2021-NQM5, 1.262%, 07/25/2066 (b)(d)		897,554	696,347
JPMorgan Chase Bank NA - CACLN
2021-3, 0.760%, 02/26/2029 (b)		1,078,712	1,013,310
Madison Park Funding XXVI Ltd.
2007-26, 5.615% (3 Month LIBOR USD + 1.200%), 07/29/2030 (b)(c)		2,295,000	2,259,930
Magnetite XXIII Ltd.
2019-23R, 5.488% (3 Month LIBOR USD + 1.130%), 01/25/2035 (b)(c)		1,000,000	969,548
MetroNet Infrastructure Issuer LLC
2022-1A, 6.350%, 10/20/2052 (b)		693,000	661,994
MVW 2021-1W LLC
2021-1W, 1.440%, 01/22/2041 (b)		347,678	315,322
MVW 2021-2 LLC
2021-2A A, 1.430%, 05/20/2039 (b)		811,351	716,931
2021-2A B, 1.830%, 05/20/2039 (b)		661,972	593,972
MVW 2022-1 LLC
2022-1, 4.400%, 11/21/2039 (b)		295,876	288,902
Navient Private Education Refi Loan Trust
2021-B, 0.940%, 07/15/2069 (b)		953,477	804,777
2021-C, 1.060%, 10/15/2069 (b)		607,371	524,507
2021-E, 0.970%, 12/16/2069 (b)		1,440,737	1,190,242
Navient Student Loan Trust
2019-7, 4.544% (1 Month LIBOR USD + 0.500%), 01/25/2068 (b)(c)		168,869	168,589
PFS Financing Corp.
2021-B, 0.770%, 08/15/2026 (b)		1,890,000	1,733,031
Prestige Auto Receivables Trust
2021-1, 1.530%, 02/15/2028 (b)		599,000	549,325
RASC Trust
2005-KS12, 4.734% (1 Month LIBOR USD + 0.460%), 01/25/2036 (c)		78,994	78,429
SBA Tower Trust
2020-1-2, 2.328%, 01/15/2028 (b)		618,000	517,004
2021-3, 2.593%, 10/15/2031 (b)		1,243,000	965,355
Sierra Timeshare Receivables Funding LLC
2019-2, 2.590%, 05/20/2036 (b)		349,125	335,858
2020-2, 3.510%, 07/20/2037 (b)		405,796	382,355
2021-2, 1.350%, 09/20/2038 (b)		309,494	285,472
Starwood Mortgage Residential Trust
2021-3, 1.127%, 06/25/2056 (b)(d)		573,889	461,001
2021-6, 1.920%, 11/25/2066 (b)(d)		909,197	734,059
Taco Bell Funding LLC
2021-1, 1.946%, 08/25/2051 (b)		1,384,020	1,171,354
Thayer Park CLO Ltd.
2017-R, 5.283% (3 Month LIBOR USD + 1.040%), 04/20/2034 (b)(c)		500,000	485,085
Towd Point Mortgage Trust
2017-5, 4.644% (1 Month LIBOR USD + 0.600%), 02/25/2057 (b)(c)		181,118	178,276
2017-2 A1, 2.750%, 04/25/2057 (b)(d)		11,704	11,543
2017-2 A2, 3.250%, 04/25/2057 (b)(d)		351,000	336,963
2017-4, 2.750%, 06/25/2057 (b)(d)		105,715	100,346
2017-3, 2.750%, 07/25/2057 (b)(d)		119,056	115,988
2022-4, 3.750%, 09/25/2062 (b)		899,395	837,290
TRESTLES CLO Ltd.
2017-1, 5.348% (3 Month LIBOR USD + 0.990%), 04/25/2032 (b)(c)		500,000	488,198
TRESTLES CLO V Ltd.
2021-5, 5.413% (3 Month LIBOR USD + 1.170%), 10/20/2034 (b)(c)		1,000,000	970,294
United Airlines Pass Through Trust
2020-1, 5.875%, 10/15/2027		1,070,969	1,058,980
Vantage Data Centers Issuer LLC
2019-1, 3.188%, 07/15/2044 (b)		1,273,230	1,199,734
2021-1, 2.165%, 10/15/2046 (b)		1,078,000	910,801
Verus Securitization Trust
2021-3, 1.046%, 06/25/2066 (b)(d)		750,219	607,166
2021-6, 1.630%, 10/25/2066 (b)(d)		1,183,200	935,368
Voya CLO Ltd.
2014-2A, 5.099% (3 Month LIBOR USD + 1.020%), 04/17/2030 (b)(c)		1,659,379	1,633,426
TOTAL ASSET BACKED SECURITIES (Cost $42,317,918)			38,420,459

CORPORATE BONDS - 37.19%
Accommodation - 0.07%
Wyndham Hotels & Resorts, Inc.
4.375%, 08/15/2028 (b)		165,000	147,706
Wynn Las Vegas LLC
5.500%, 03/01/2025 (b)		125,000	120,429
			268,135
Administrative and Support Services - 1.03%
ASGN, Inc.
4.625%, 05/15/2028 (b)		350,000	312,954
Booking Holdings, Inc.
3.550%, 03/15/2028		1,097,000	1,028,580
Korn Ferry
4.625%, 12/15/2027 (b)		100,000	91,584
Live Nation Entertainment, Inc.
4.750%, 10/15/2027 (b)		145,000	129,190
PayPal Holdings, Inc.
2.400%, 10/01/2024		1,110,000	1,063,401
Visa, Inc.
2.800%, 12/14/2022		1,639,000	1,638,231
			4,263,940
Air Transportation - 0.24%
Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
6.500%, 06/20/2027 (b)		190,000	189,286
Southwest Airlines Co.
5.250%, 05/04/2025		800,000	804,111
			993,397
Ambulatory Health Care Services - 0.04%
Acadia Healthcare Co, Inc.
5.000%, 04/15/2029 (b)		195,000	180,207
Beverage and Tobacco Product Manufacturing - 1.77%
Anheuser-Busch InBev Worldwide, Inc.
4.700%, 02/01/2036		1,435,000	1,365,600
4.350%, 06/01/2040		1,006,000	906,119
4.600%, 04/15/2048		720,000	651,204
4.750%, 04/15/2058		510,000	464,597
5.800%, 01/23/2059		400,000	419,551
Philip Morris International, Inc.
3.125%, 08/17/2027 (f)		2,654,000	2,452,043
5.750%, 11/17/2032		1,045,000	1,063,920
			7,323,034
Broadcasting (except Internet) - 1.85%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.250%, 02/01/2031 (b)		298,000	242,393
Charter Communications Operating LLC / Charter Communications Operating Capital
5.250%, 04/01/2053		665,000	532,367
Comcast Corp.
3.150%, 02/15/2028		405,000	376,277
4.150%, 10/15/2028		1,708,000	1,655,647
CSC Holdings LLC
4.625%, 12/01/2030 (b)(f)		435,000	276,552
3.375%, 02/15/2031 (b)		264,000	191,928
Discovery Communications LLC
2.950%, 03/20/2023 (f)		566,000	562,269
DISH DBS Corp.
5.875%, 11/15/2024		110,000	103,410
Fox Corp.
5.576%, 01/25/2049		770,000	686,402
Magallanes, Inc.
5.050%, 03/15/2042 (b)		1,545,000	1,223,868
5.141%, 03/15/2052 (b)		845,000	646,057
Paramount Global
4.200%, 05/19/2032 (f)		970,000	802,891
Sirius XM Radio, Inc.
4.125%, 07/01/2030 (b)		415,000	348,571
			7,648,632
Building Material and Garden Equipment and Supplies Dealers - 0.62%
Home Depot, Inc.
2.700%, 04/01/2023 (f)		1,202,000	1,194,254
4.500%, 09/15/2032 (f)		655,000	648,479
4.950%, 09/15/2052 (f)		715,000	701,626
			2,544,359
Chemical Manufacturing - 1.50%
AbbVie, Inc.
4.050%, 11/21/2039		270,000	233,748
4.700%, 05/14/2045		710,000	648,705
4.250%, 11/21/2049		485,000	412,595
Biogen, Inc.
2.250%, 05/01/2030		2,894,000	2,383,000
Bristol-Myers Squibb Co.
2.950%, 03/15/2032		785,000	691,277
3.550%, 03/15/2042		300,000	249,111
Merck & Co, Inc.
2.750%, 12/10/2051 (f)		615,000	424,490
Roche Holdings, Inc.
2.607%, 12/13/2051 (b)(f)		615,000	409,570
Viatris, Inc.
4.000%, 06/22/2050		1,140,000	738,570
			6,191,066
Computer and Electronic Product Manufacturing - 2.55%
Apple, Inc.
1.800%, 09/11/2024		2,818,000	2,693,530
Broadcom, Inc.
4.926%, 05/15/2037 (b)		705,000	615,454
Dell International LLC / EMC Corp.
5.450%, 06/15/2023		289,000	289,151
6.200%, 07/15/2030		1,140,000	1,171,772
ILLUMINA, Inc.
5.750%, 12/13/2027		670,000	674,036
Intel Corp.
3.750%, 03/25/2027		1,144,000	1,112,546
Marvell Technology, Inc.
2.950%, 04/15/2031		2,035,000	1,658,936
Microchip Technology, Inc.
4.333%, 06/01/2023		690,000	687,145
QUALCOMM, Inc.
6.000%, 05/20/2053		1,515,000	1,639,538
			10,542,108
Construction of Buildings - 0.03%
Shea Homes LP / Shea Homes Funding Corp.
4.750%, 02/15/2028		150,000	129,259
Credit Intermediation and Related Activities - 5.75%
Bank of America Corp.
3.875%, 08/01/2025 (f)		1,591,000	1,568,328
3.559% to 04/23/2026, then 3 Month LIBOR USD + 1.060%, 04/23/2027 (a)(f)		1,610,000	1,517,884
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028 (a)		660,000	614,094
3.970% to 03/05/2028, then 3 Month LIBOR USD + 1.070%, 03/05/2029 (a)		630,000	584,711
2.884% to 10/22/2029, then 3 Month LIBOR USD + 1.190%, 10/22/2030 (a)		743,000	631,074
2.496% to 02/13/2030, then 3 Month LIBOR USD + 0.990%, 02/13/2031 (a)		785,000	643,922
4.571% to 04/27/2032, then SOFR + 1.830%, 04/27/2033 (a)		725,000	673,827
Citigroup, Inc.
3.200%, 10/21/2026		1,115,000	1,040,919
4.300%, 11/20/2026		890,000	867,547
1.122% to 01/28/2026, then SOFR + 0.765%, 01/28/2027 (a)		1,610,000	1,403,627
3.887% to 01/10/2027, then 3 Month LIBOR USD + 1.563%, 01/10/2028 (a)		835,000	784,337
3.520% to 10/27/2027, then 3 Month LIBOR USD + 1.151%, 10/27/2028 (a)		455,000	415,960
2.976% to 11/05/2029, then SOFR + 1.422%, 11/05/2030 (a)		495,000	421,432
Ford Motor Credit Co. LLC
5.113%, 05/03/2029 (f)		310,000	285,065
General Motors Financial Co., Inc.
5.100%, 01/17/2024		370,000	368,786
3.600%, 06/21/2030		700,000	598,777
GSK Consumer Healthcare Capital US LLC
3.375%, 03/24/2029		920,000	835,213
3.625%, 03/24/2032		1,040,000	911,889
JPMorgan Chase & Co.
2.700%, 05/18/2023		480,000	475,781
2.950%, 10/01/2026		1,658,000	1,562,848
2.580% to 04/22/2031, then SOFR + 1.250%, 04/22/2032 (a)		1,535,000	1,241,411
OneMain Finance Corp.
3.500%, 01/15/2027 (f)		255,000	209,147
Synchrony Financial
2.875%, 10/28/2031		920,000	689,378
Wells Fargo & Co.
2.406% to 10/30/2024, then SOFR + 1.087%, 10/30/2025 (a)		900,000	848,095
2.393% to 06/02/2027, then SOFR + 2.100%, 06/02/2028 (a)		1,020,000	901,350
4.150%, 01/24/2029		1,563,000	1,471,667
2.572% to 02/11/2030, then SOFR + 1.262%, 02/11/2031 (a)		1,045,000	872,879
4.897% to 07/25/2032, then SOFR + 2.100%, 07/25/2033 (a)		1,025,000	984,362
5.013% to 04/04/2050, then SOFR + 4.502%, 04/04/2051 (a)		365,000	341,380
			23,765,690
Electrical Equipment, Appliance, and Component Manufacturing - 0.05%
Energizer Holdings, Inc.
4.375%, 03/31/2029 (b)		250,000	213,059
Electronics and Appliance Stores - 0.02%
AMC Networks, Inc.
4.250%, 02/15/2029 (f)		100,000	73,994
Food Manufacturing - 0.03%
Post Holdings, Inc.
4.625%, 04/15/2030 (b)		150,000	129,893
Food Services and Drinking Places - 0.54%
Aramark Services, Inc.
5.000%, 02/01/2028 (b)		235,000	219,858
McDonald's Corp.
3.500%, 07/01/2027 (f)		1,622,000	1,548,416
Starbucks Corp.
2.550%, 11/15/2030		530,000	452,031
			2,220,305
General Merchandise Stores - 0.28%
Walmart, Inc.
2.350%, 12/15/2022		1,142,000	1,141,337
Health and Personal Care Stores - 0.11%
CVS Health Corp.
4.125%, 04/01/2040		560,000	471,985
Hospitals - 0.24%
HCA, Inc.
5.250%, 06/15/2049		870,000	758,023
Tenet Healthcare Corp.
6.125%, 10/01/2028 (b)(f)		265,000	233,942
			991,965
Insurance Carriers and Related Activities - 1.43%
Berkshire Hathaway, Inc.
2.750%, 03/15/2023		2,543,000	2,531,423
Cigna Corp.
3.200%, 03/15/2040		690,000	529,185
Equitable Holdings, Inc.
5.000%, 04/20/2048		545,000	472,206
MetLife, Inc.
6.500%, 12/15/2032		2,137,000	2,357,654
			5,890,468
Machinery Manufacturing - 0.25%
Deere & Co.
5.375%, 10/16/2029		983,000	1,030,159
Management of Companies and Enterprises - 0.31%
Abbott Laboratories
3.400%, 11/30/2023		1,128,000	1,111,782
Park Intermediate Holdings LLC / PK Domestic Property LLC
5.875%, 10/01/2028 (b)		195,000	180,843
			1,292,625
Merchant Wholesalers, Durable Goods - 0.51%
CDW LLC / CDW Finance Corp.
2.670%, 12/01/2026		328,000	291,324
3.276%, 12/01/2028		1,915,000	1,613,043
3.569%, 12/01/2031		265,000	216,539
			2,120,906
Merchant Wholesalers, Nondurable Goods - 0.43%
Energy Transfer LP
3.600%, 02/01/2023		600,000	598,131
Performance Food Group, Inc.
5.500%, 10/15/2027 (b)		90,000	87,178
Sysco Corp.
6.600%, 04/01/2050		764,000	847,164
Univar Solutions USA, Inc.
5.125%, 12/01/2027 (b)		250,000	239,551
			1,772,024
Nonstore Retailers - 0.72%
Amazon.com, Inc.
3.800%, 12/05/2024		1,637,000	1,611,690
eBay, Inc.
2.600%, 05/10/2031 (f)		1,680,000	1,371,966
			2,983,656
Oil and Gas Extraction - 0.92%
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.500%, 06/15/2031 (b)		315,000	284,645
Dominion Energy, Inc.
4.350%, 08/15/2032 (f)		1,415,000	1,327,237
Occidental Petroleum Corp.
4.300%, 08/15/2039		260,000	211,042
Phillips 66
1.300%, 02/15/2026		1,290,000	1,157,524
Pioneer Natural Resources Co.
2.150%, 01/15/2031		997,000	803,918
			3,784,366
Other Information Services - 0.16%
Meta Platforms, Inc.
4.450%, 08/15/2052 (b)		815,000	664,421
Petroleum and Coal Products Manufacturing - 0.19%
Marathon Petroleum Corp.
4.700%, 05/01/2025		775,000	768,282
Pipeline Transportation - 0.89%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.375%, 06/15/2029 (b)		225,000	207,823
Buckeye Partners LP
3.950%, 12/01/2026		75,000	66,308
DT Midstream, Inc.
4.125%, 06/15/2029 (b)		125,000	110,283
Energy Transfer LP
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155% (a)(h)		785,000	574,031
7.125% to 05/15/2030, then 5 Year CMT Rate + 5.306% (a)(h)		1,055,000	888,837
EQM Midstream Partners LP
5.500%, 07/15/2028		350,000	324,730
MPLX LP
4.700%, 04/15/2048		815,000	656,110
Plains All American Pipeline LP / PAA Finance Corp.
4.650%, 10/15/2025		780,000	767,815
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
6.000%, 09/01/2031 (b)		110,000	98,236
			3,694,173
Plastics and Rubber Products Manufacturing - 0.03%
Goodyear Tire & Rubber Co.
5.250%, 04/30/2031		125,000	107,096
Professional, Scientific, and Technical Services - 0.38%
Presidio Holdings, Inc.
4.875%, 02/01/2027 (b)		120,000	112,176
ServiceNow, Inc.
1.400%, 09/01/2030		1,894,000	1,461,674
			1,573,850
Publishing Industries (except Internet) - 1.33%
Microsoft Corp.
3.125%, 11/03/2025		2,676,000	2,600,787
Oracle Corp.
2.875%, 03/25/2031		1,045,000	872,979
4.000%, 07/15/2046		615,000	452,441
6.900%, 11/09/2052		1,240,000	1,363,471
Ziff Davis, Inc.
4.625%, 10/15/2030 (b)		255,000	221,759
			5,511,437
Real Estate - 0.63%
Public Storage
2.300%, 05/01/2031		2,787,000	2,301,026
RHP Hotel Properties LP / RHP Finance Corp.
4.750%, 10/15/2027		140,000	128,058
Uniti Group LP / Uniti Fiber Holdings Inc / CSL Capital LLC
7.875%, 02/15/2025 (b)		190,000	191,112
			2,620,196
Rental and Leasing Services - 0.17%
Air Lease Corp.
2.300%, 02/01/2025		655,000	609,621
Harsco Corp.
5.750%, 07/31/2027 (b)		110,000	89,009
			698,630
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.28%
BAT Capital Corp.
3.222%, 08/15/2024		222,000	213,884
3.557%, 08/15/2027		220,000	200,526
3.734%, 09/25/2040		665,000	462,474
Charles Schwab Corp.
2.300%, 05/13/2031		1,725,000	1,422,215
CME Group, Inc.
3.000%, 03/15/2025		1,085,000	1,049,605
CommScope, Inc.
8.250%, 03/01/2027 (b)(f)		377,000	324,220
Goldman Sachs Group, Inc.
3.850%, 01/26/2027		1,375,000	1,320,179
3.800%, 03/15/2030		1,450,000	1,313,852
2.615% to 04/22/2031, then SOFR + 1.281%, 04/22/2032 (a)		1,040,000	839,357
2.383% to 07/21/2031, then SOFR + 1.248%, 07/21/2032 (a)		1,315,000	1,035,999
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038 (a)		250,000	209,981
Morgan Stanley
0.791% to 01/22/2024, then SOFR + 0.509%, 01/22/2025 (a)(f)		1,300,000	1,222,568
6.250%, 08/09/2026		2,436,000	2,552,068
3.950%, 04/23/2027		935,000	899,310
3.591% to 07/22/2027, then 3 Month LIBOR USD + 1.340%, 07/22/2028 (a)		1,625,000	1,497,826
2.699% to 01/22/2030, then SOFR + 1.143%, 01/22/2031 (a)		1,190,000	995,549
2.239% to 07/21/2031, then SOFR + 1.178%, 07/21/2032 (a)		1,670,000	1,298,932
5.297% to 04/20/2032, then SOFR + 2.620%, 04/20/2037 (a)		480,000	445,825
MPH Acquisition Holdings LLC
5.500%, 09/01/2028 (b)(f)		205,000	163,976
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.750%, 04/15/2026 (b)		230,000	225,788
			17,694,134
Support Activities for Mining - 0.82%
ConocoPhillips Co.
3.800%, 03/15/2052		475,000	382,878
Diamondback Energy, Inc.
3.125%, 03/24/2031		1,310,000	1,099,541
6.250%, 03/15/2033		1,275,000	1,315,306
Hess Corp.
5.600%, 02/15/2041		470,000	451,672
Hilcorp Energy I LP / Hilcorp Finance Co.
6.250%, 11/01/2028 (b)		160,000	152,550
			3,401,947
Telecommunications - 2.62%
AT&T, Inc.
2.550%, 12/01/2033		1,100,000	860,096
3.650%, 06/01/2051		845,000	614,922
3.500%, 09/15/2053		265,000	185,473
3.550%, 09/15/2055		184,000	127,273
3.650%, 09/15/2059		1,018,000	698,766
Frontier Communications Holdings LLC
5.875%, 10/15/2027 (b)		235,000	222,075
Lumen Technologies, Inc.
4.500%, 01/15/2029 (b)		210,000	142,070
T-Mobile USA, Inc.
2.875%, 02/15/2031		125,000	104,608
5.200%, 01/15/2033 (f)		650,000	650,286
4.375%, 04/15/2040		550,000	475,922
3.000%, 02/15/2041		1,186,000	853,151
4.500%, 04/15/2050		645,000	542,220
3.300%, 02/15/2051		350,000	241,730
Verizon Communications, Inc.
4.329%, 09/21/2028		2,494,000	2,422,306
4.016%, 12/03/2029		400,000	376,708
2.355%, 03/15/2032		2,360,000	1,896,079
2.987%, 10/30/2056		660,000	415,620
			10,829,305
Transportation Equipment Manufacturing - 2.11%
Boeing Co.
4.875%, 05/01/2025 (f)		1,371,000	1,357,552
3.900%, 05/01/2049		185,000	130,651
5.805%, 05/01/2050		2,125,000	1,995,188
Ford Motor Co.
4.750%, 01/15/2043		90,000	66,698
General Motors Co.
6.125%, 10/01/2025		1,448,000	1,466,502
Lockheed Martin Corp.
5.250%, 01/15/2033		375,000	388,996
5.900%, 11/15/2063		490,000	535,555
Raytheon Technologies Corp.
7.500%, 09/15/2029		2,213,000	2,516,177
TransDigm, Inc.
6.250%, 03/15/2026 (b)(f)		275,000	271,245
			8,728,564
Utilities - 2.19%
American Electric Power Co, Inc.
5.950%, 11/01/2032 (f)		940,000	983,707
Calpine Corp.
4.500%, 02/15/2028 (b)		310,000	283,572
DTE Energy Co.
3.400%, 06/15/2029		607,000	541,528
Exelon Corp.
4.700%, 04/15/2050		475,000	417,613
Kinder Morgan Energy Partners LP
4.150%, 02/01/2024		755,000	745,086
Kinder Morgan, Inc.
5.550%, 06/01/2045		1,745,000	1,622,502
New Fortress Energy, Inc.
6.500%, 09/30/2026 (b)		95,000	91,941
Pacific Gas and Electric Co.
2.500%, 02/01/2031		1,405,000	1,098,979
Southern Co.
2.950%, 07/01/2023 (f)		313,000	309,559
Vistra Operations Co. LLC
4.375%, 05/01/2029 (b)		265,000	233,333
WEC Energy Group, Inc.
5.150%, 10/01/2027		1,795,000	1,818,592
Wisconsin Electric Power Co.
4.750%, 09/30/2032		905,000	893,937
			9,040,349
Warehousing and Storage - 0.09%
Iron Mountain, Inc.
5.250%, 03/15/2028 (b)		45,000	42,132
4.875%, 09/15/2029 (b)(f)		240,000	211,492
5.250%, 07/15/2030 (b)		150,000	135,190
			388,814
Wood Product Manufacturing - 0.01%
Standard Industries, Inc.
4.750%, 01/15/2028 (b)(f)		65,000	59,007
TOTAL CORPORATE BONDS (Cost $174,053,416)			153,746,774

FOREIGN CORPORATE BONDS - 8.22%
Air Transportation - 0.82%
Delta Air Lines, Inc. / SkyMiles IP Ltd.
4.500%, 10/20/2025 (b)		3,500,000	3,409,385
Chemical Manufacturing - 0.04%
NOVA Chemicals Corp.
4.875%, 06/01/2024 (b)		120,000	116,924
5.250%, 06/01/2027 (b)		75,000	67,412
			184,336
Computer and Electronic Product Manufacturing - 0.39%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.450%, 10/01/2025		800,000	767,592
NXP BV / NXP Funding LLC / NXP USA, Inc.
5.000%, 01/15/2033		905,000	856,218
			1,623,810
Credit Intermediation and Related Activities - 4.76%
ABN AMRO Bank NV
3.324% to 03/13/2032, then 5 Year CMT Rate + 1.900%, 03/13/2037 (a)(b)		600,000	433,570
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.300%, 01/30/2032		880,000	698,526
Banco Santander SA
1.849%, 03/25/2026		1,600,000	1,409,206
5.294%, 08/18/2027		1,400,000	1,359,616
3.490%, 05/28/2030		400,000	335,735
Barclays PLC
2.852% to 05/07/2025, then SOFR + 2.714%, 05/07/2026 (a)		2,145,000	1,977,071
3.564% to 09/23/2030, then 5 Year CMT Rate + 2.900%, 09/23/2035 (a)		1,000,000	757,956
BAT International Finance PLC
1.668%, 03/25/2026		1,590,000	1,408,466
BNP Paribas SA
2.219% to 06/09/2025, then SOFR + 2.074%, 06/09/2026 (a)(b)		1,015,000	931,688
3.052% to 01/13/2030, then SOFR + 1.507%, 01/13/2031 (a)(b)		615,000	509,100
Credit Suisse Group AG
3.800%, 06/09/2023		860,000	821,314
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023 (a)(b)		1,145,000	1,133,563
6.537% to 08/12/2032, then SOFR + 3.920%, 08/12/2033 (a)(b)(f)		950,000	830,619
9.016% to 11/15/2032, then SOFR + 5.020%, 11/15/2033 (a)(b)		770,000	777,607
HSBC Holdings PLC
2.633% to 11/07/2024, then SOFR + 1.402%, 11/07/2025 (a)		1,417,000	1,317,286
2.099% to 06/04/2025, then SOFR + 1.929%, 06/04/2026 (a)		200,000	181,223
4.950%, 03/31/2030		285,000	272,688
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746% (a)(h)		910,000	807,807
Intesa Sanpaolo SpA
4.198% to 06/01/2031, then 1 Year CMT Rate + 2.600%, 06/01/2032 (a)(b)		770,000	566,713
8.248% to 11/21/2032, then 1 Year CMT Rate + 4.400%, 11/21/2033 (a)(b)		710,000	725,023
Virgin Media Vendor Financing Notes IV DAC
5.000%, 07/15/2028 (b)		350,000	300,494
UBS Group AG
4.751% to 05/12/2027, then 1 Year CMT Rate + 1.750%, 05/12/2028 (a)(b)		1,170,000	1,123,156
Westpac Banking Corp.
2.668% to 11/15/2030, then 5 Year CMT Rate + 1.750%, 11/15/2035 (a)		1,370,000	1,006,885
			19,685,312
Food Manufacturing - 0.15%
Grupo Bimbo SAB de CV
4.700%, 11/10/2047 (b)		730,000	631,317
Management of Companies and Enterprises - 1.44%
Altice France SA
5.500%, 01/15/2028 (b)		405,000	338,106
Carnival Corp.
10.500%, 02/01/2026 (b)		95,000	96,287
7.625%, 03/01/2026 (b)(f)		340,000	287,115
Credit Suisse Group AG
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029 (a)(b)		250,000	199,428
4.194% to 04/01/2030, then SOFR + 3.730%, 04/01/2031 (a)(b)		560,000	423,248
3.091% to 05/14/2031, then SOFR + 1.730%, 05/14/2032 (a)(b)		830,000	564,331
Lloyds Banking Group PLC
1.627% to 05/11/2026, then 1 Year CMT Rate + 0.850%, 05/11/2027 (a)		1,610,000	1,385,846
7.953% to 11/15/2032, then 1 Year CMT Rate + 3.750%, 11/15/2033 (a)		430,000	451,799
3.369% to 12/14/2041, then 5 Year CMT Rate + 1.500%, 12/14/2046 (a)		920,000	596,700
Natwest Group PLC
3.032% to 11/28/2030, t hen 5 Year CMT Rate + 2.350%, 11/28/2035 (a)(f)		2,170,000	1,590,760
			5,933,620
Mining (except Oil and Gas) - 0.03%
Hudbay Minerals, Inc.
6.125%, 04/01/2029 (b)		125,000	112,060
Oil and Gas Extraction - 0.21%
Canadian Natural Resources Ltd.
6.250%, 03/15/2038		850,000	865,387
Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 0.18%
Societe Generale SA
3.337% to 01/21/2032, then 1 Year CMT Rate + 1.600%, 01/21/2033 (a)(b)		975,000	761,630
Support Activities for Transportation - 0.06%
American Airlines Inc/AAdvantage Loyalty IP Ltd.
5.500%, 04/20/2026 (b)		235,000	227,803
Telecommunications - 0.10%
Vodafone Group PLC
4.875%, 06/19/2049		500,000	424,661
Water Transportation - 0.04%
Royal Caribbean Cruises Ltd.
5.500%, 04/01/2028 (b)		205,000	167,569
TOTAL FOREIGN CORPORATE BONDS (Cost $38,968,957)			34,026,890

FOREIGN GOVERNMENT AGENCY ISSUES - 1.31%
Asian Development Bank
3.125%, 04/27/2032		960,000	895,709
Development Bank of Japan, Inc.
1.000%, 08/27/2030 (b)		260,000	201,613
European Investment Bank
3.250%, 11/15/2027		235,000	227,417
International Bank for Reconstruction & Development
3.125%, 06/15/2027		640,000	617,276
3.625%, 09/21/2029		640,000	627,595
International Finance Corp.
3.625%, 09/15/2025		660,000	649,199
Japan International Cooperation Agency
3.250%, 05/25/2027		790,000	749,056
Kreditanstalt fuer Wiederaufbau
3.000%, 05/20/2027		740,000	710,844
Province of Ontario Canada
2.125%, 01/21/2032		865,000	726,047
TOTAL FOREIGN GOVERNMENT AGENCY ISSUES (Cost $5,778,044)			5,404,756

FOREIGN GOVERNMENT NOTES/BONDS - 1.03%
Colombia Government International Bond
4.000%, 02/26/2024		590,000	573,746
3.000%, 01/30/2030		570,000	426,966
Dominican Republic International Bond
6.875%, 01/29/2026 (b)		330,000	334,234
6.850%, 01/27/2045 (b)		560,000	487,900
Hungary Government International Bond
7.625%, 03/29/2041		360,000	393,199
Indonesia Government International Bond
4.350%, 01/08/2027 (b)		550,000	544,480
Mexico Government International Bond
4.350%, 01/15/2047		740,000	582,200
Republic of South Africa Government International Bond
5.000%, 10/12/2046		150,000	108,556
Romanian Government International Bond
6.125%, 01/22/2044 (b)		505,000	462,712
Saudi Government International Bond
4.500%, 10/26/2046 (b)		400,000	352,527
TOTAL FOREIGN GOVERNMENT NOTES/BONDS (Cost $5,075,815)			4,266,520

NON-AGENCY MORTGAGE BACKED SECURITIES - 4.83%
Angel Oak Mortgage Trust
2019-6, 2.620%, 11/25/2059 (b)(d)		83,452	79,159
Bank
2021-BNK31, 1.739%, 02/15/2054		454,000	383,439
2022-BNK39, 2.928%, 02/15/2055		179,000	151,112
BBCMS Mortgage Trust
2021-C11, 1.502%, 09/15/2054 (d)(e)		7,966,713	620,284
BB-UBS Trust
2012-SHOW, 3.430%, 11/05/2036 (b)		1,646,000	1,529,285
Benchmark Mortgage Trust
2020-B21, 1.978%, 12/17/2053		251,000	199,890
2021-B23, 1.766%, 02/15/2054		612,000	517,075
2021-B26, 0.998%, 06/15/2054 (d)(e)		9,536,759	476,323
2021-B31 D, 2.250%, 12/15/2054 (b)		278,000	157,662
2021-B31 C, 3.195%, 12/15/2054 (d)		415,000	298,309
BX Commercial Mortgage Trust
2021-VOLT, 5.525% (1 Month LIBOR USD + 1.650%), 09/15/2036 (b)(c)		1,085,000	1,014,575
BX Trust
2019-OC11, 3.202%, 12/09/2041 (b)		971,000	818,839
BXP Trust
2017-GM, 3.379%, 06/13/2039 (b)		331,000	296,633
CAMB Commercial Mortgage Trust
2019-LIFE, 5.123% (1 Month LIBOR USD + 1.250%), 12/15/2037 (b)(c)		978,000	948,060
Citigroup Commercial Mortgage Trust
2013-GCJ11, 3.732%, 04/10/2046 (d)		455,000	450,595
2013-GC17, 5.095%, 11/10/2046 (d)		145,000	140,009
2014-GC25, 1.096%, 10/10/2047 (d)(e)		1,286,214	16,857
2015-GC27, 1.460%, 02/10/2048 (d)(e)		930,098	19,900
2022-GC48, 4.743%, 05/15/2054 (d)		619,207	588,463
COMM Mortgage Trust
2012-CCRE4, 3.251%, 10/15/2045		476,000	458,303
2014-UBS2, 3.472%, 03/10/2047		186,566	183,660
2014-CR16, 1.102%, 04/10/2047 (d)(e)		1,217,592	11,988
2014-LC15, 1.216%, 04/10/2047 (d)(e)		1,189,742	11,053
2014-CR17, 1.111%, 05/10/2047 (d)(e)		1,030,940	9,941
2014-UBS3, 1.216%, 06/10/2047 (d)(e)		862,488	9,287
2014-UBS6, 0.985%, 12/10/2047 (d)(e)		1,399,773	17,861
2014-CCRE21, 3.987%, 12/10/2047		281,514	266,540
Connecticut Avenue Securities Trust
2021-R01, 5.071% (SOFR30A + 1.550%), 10/25/2041 (b)(c)		480,000	461,306
2022-R01, 5.421% (SOFR30A + 1.900%), 12/25/2041 (b)(c)		1,070,000	997,845
2022-R03, 7.021% (SOFR30A + 3.500%), 03/25/2042 (b)(c)		1,065,000	1,049,098
2022-R07, 6.497% (SOFR30A + 2.950%), 06/25/2042 (b)(c)		596,833	600,566
CSAIL Commercial Mortgage Trust
2019-C17, 3.016%, 09/15/2029		850,000	730,146
2015-C1, 4.044%, 04/15/2050 (d)		450,000	412,463
2015-C2, 0.857%, 06/15/2057 (d)(e)		1,410,730	18,453
GS Mortgage Securities Trust
2014-GC18, 1.192%, 01/10/2047 (d)(e)		3,195,758	25,031
2014-GC26, 1.086%, 11/10/2047 (d)(e)		1,805,817	26,133
2015-GC34, 3.278%, 10/10/2048		76,158	73,317
2020-GC47, 2.377%, 05/12/2053		73,000	60,248
Hilton USA Trust
2016-HHV, 3.719%, 11/05/2038 (b)		283,000	257,990
Hudson Yards Mortgage Trust
2019-55HY, 3.041%, 12/10/2041 (b)(d)		865,000	735,087
J.P. Morgan Chase Commercial Mortgage Securities Trust
2022-OPO, 3.377%, 01/05/2039 (b)		501,000	410,842
Morgan Stanley Bank of America Merrill Lynch Trust
2013-C9, 2.657%, 05/15/2046		21,297	21,229
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048 (d)		200,000	190,684
2018-L1, 4.879%, 10/15/2051 (d)		325,000	294,756
2020-HR8, 2.041%, 07/15/2053		335,000	269,589
New Residential Mortgage Loan Trust
2019-NQM5, 2.710%, 11/25/2059 (b)(d)		149,372	133,772
OBX Trust
2021-NQM3, 1.054%, 07/25/2061 (b)(d)		783,435	590,482
Taubman Centers Commercial Mortgage Trust
2022-DPM, 6.726% (TSFR1M + 2.932%), 05/15/2037 (b)(c)		1,045,000	1,006,025
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050		1,025,000	939,412
2017-C4, 3.836%, 10/15/2050 (d)		200,000	180,153
Verus Securitization Trust
2019-4, 2.642%, 11/25/2059 (b)		43,080	41,013
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/15/2048		130,000	123,500
2018-C48, 4.302%, 01/15/2052		333,945	317,171
WFRBS Commercial Mortgage Trust
2014-LC14, 1.416%, 03/15/2047 (d)(e)		644,544	6,073
2014-C22 XA, 0.937%, 09/15/2057 (d)(e)		2,813,513	28,095
2014-C22 AS, 4.069%, 09/15/2057 (d)		290,000	275,990
TOTAL NON-AGENCY MORTGAGE BACKED SECURITIES (Cost $23,446,505)			19,951,571

AGENCY MORTGAGE BACKED SECURITIES - 30.93%
Fannie Mae Connecticut Avenue Securities
2017-C03, 7.016% (1 Month LIBOR USD + 3.000%), 10/25/2029 (c)		1,026,067	1,033,294
2017-C04, 6.866% (1 Month LIBOR USD + 2.850%), 11/25/2029 (c)		238,486	242,314
2017-C05, 6.216% (1 Month LIBOR USD + 2.200%), 01/25/2030 (c)		521,239	523,298
2017-C06, 6.816% (1 Month LIBOR USD + 2.800%), 02/25/2030 (c)		1,124,779	1,120,193
2017-C07 1M2, 6.444% (1 Month LIBOR USD + 2.400%), 05/25/2030 (c)		522,621	519,152
2017-C07 2M2, 6.544% (1 Month LIBOR USD + 2.500%), 05/25/2030 (c)		500,656	505,537
2018-C01, 6.266% (1 Month LIBOR USD + 2.250%), 07/25/2030 (c)		1,158,849	1,143,847
2018-C02, 6.216% (1 Month LIBOR USD + 2.200%), 08/25/2030 (c)		1,111,132	1,094,087
2018-C03, 6.166% (1 Month LIBOR USD + 2.150%), 10/25/2030 (c)		777,913	769,802
2018-C04, 6.566% (1 Month LIBOR USD + 2.550%), 12/25/2030 (c)		1,612,491	1,591,975
Fannie Mae Interest Strip
4.000%, 08/25/2043 (e)		1,304,720	245,710
Fannie Mae Pool
MA0096, 4.500%, 06/01/2029		2,947	2,981
AB3000, 4.500%, 05/01/2031		8,369	8,464
AB1389, 4.500%, 08/01/2040		25,085	25,102
MA0510, 4.500%, 09/01/2040		276	276
AE8714, 3.500%, 11/01/2040		9,506	8,953
890310, 4.500%, 12/01/2040		5,978	5,982
AH3952, 4.000%, 01/01/2041		75,607	73,575
AL0791, 4.000%, 02/01/2041		26,288	25,581
AE0954, 4.500%, 02/01/2041		21,155	21,170
AS7001, 3.000%, 04/01/2041		506,012	463,143
AL0245, 4.000%, 04/01/2041		5,492	5,334
AL0065, 4.500%, 04/01/2041		9,972	9,979
AH7395, 4.500%, 06/01/2041		2,277	2,254
AB3194, 4.500%, 06/01/2041		6,819	6,824
FM0040, 3.000%, 10/01/2041		94,034	86,067
AL1547, 4.500%, 11/01/2041		3,884	3,886
AJ9278, 3.500%, 12/01/2041		5,033	4,743
AJ6346, 3.500%, 12/01/2041		16,326	15,385
AK6744, 4.000%, 03/01/2042		31,279	30,460
AO1214, 3.500%, 04/01/2042		57,678	54,353
AK6568, 3.500%, 04/01/2042		20,735	19,540
AK9393, 3.500%, 04/01/2042		10,097	9,515
AL4029, 4.500%, 04/01/2042		29,146	29,166
AL7306, 4.500%, 09/01/2042		16,987	16,830
AP8743, 3.500%, 10/01/2042		160,358	151,097
AL2897, 3.500%, 01/01/2043		22,548	21,239
AL3714, 3.500%, 01/01/2043		14,816	13,954
AQ9330, 3.500%, 01/01/2043		20,220	19,044
AB7965, 3.500%, 02/01/2043		12,715	11,973
AT1001, 3.500%, 04/01/2043		14,690	13,825
AT2021, 3.500%, 04/01/2043		13,354	12,583
AB9046, 3.500%, 04/01/2043		39,621	37,314
AB9260, 3.500%, 05/01/2043		35,756	33,633
AU0949, 3.500%, 08/01/2043		31,648	29,822
AS0212, 3.500%, 08/01/2043		34,857	32,802
AU3751, 4.000%, 08/01/2043		65,182	63,569
AS0531, 4.000%, 09/01/2043		30,765	30,004
AU6857, 4.000%, 09/01/2043		27,255	26,538
AU4658, 4.500%, 09/01/2043		5,567	5,517
MA1600, 3.500%, 10/01/2043		14,949	14,062
AS1042, 4.000%, 11/01/2043		25,319	24,692
AS1333, 4.500%, 12/01/2043		10,688	10,696
AL4450, 4.500%, 12/01/2043		11,834	11,842
AS1559, 4.000%, 01/01/2044		17,275	16,848
AS2516, 4.500%, 05/01/2044		12,035	12,043
MA1926, 4.500%, 06/01/2044		12,491	12,499
AS2751, 4.500%, 06/01/2044		14,641	14,651
AL6223, 4.500%, 08/01/2044		14,485	14,495
AX0118, 4.000%, 09/01/2044		109,292	106,286
AS3467, 4.000%, 10/01/2044		9,436	9,203
AX2491, 4.000%, 10/01/2044		7,385	7,202
AL6432, 4.000%, 01/01/2045		23,414	22,835
AL6520, 4.000%, 02/01/2045		84,017	81,938
AZ0862, 3.500%, 07/01/2045		45,160	42,294
AZ0814, 3.500%, 07/01/2045		26,459	24,785
BM1953, 3.500%, 08/01/2045		57,030	53,734
AZ4775, 3.500%, 10/01/2045		11,266	10,549
AZ4788, 4.000%, 10/01/2045		241,003	234,699
AS6311, 3.500%, 12/01/2045		16,433	15,375
CA2929, 3.500%, 12/01/2045		91,926	86,036
AS6405, 4.000%, 12/01/2045		189,191	183,920
AS6464, 3.500%, 01/01/2046		21,977	20,555
BC4114, 3.500%, 02/01/2046		130,669	122,242
AL8219, 4.000%, 02/01/2046		194,518	190,502
BC0305, 4.000%, 03/01/2046		48,408	47,046
AS6795, 4.000%, 03/01/2046		41,816	40,568
AL8387, 4.000%, 03/01/2046		482,703	470,945
FM1370, 3.000%, 04/01/2046		32,944	30,015
BC0793, 3.500%, 04/01/2046		110,038	103,107
BC0835, 4.000%, 04/01/2046		102,765	99,873
AS7248, 4.000%, 05/01/2046		55,872	54,265
AS7200, 4.500%, 05/01/2046		6,445	6,390
AS7388, 3.500%, 06/01/2046		458,800	430,649
AL8735, 4.000%, 06/01/2046		113,200	110,175
AS7401, 4.000%, 06/01/2046		39,809	38,652
AL9282, 4.000%, 06/01/2046		75,748	73,616
AS7580, 3.000%, 07/01/2046		103,974	93,737
AS7492, 4.000%, 07/01/2046		20,038	19,468
AS7801, 3.500%, 08/01/2046		97,478	91,050
MA2737, 3.000%, 09/01/2046		581,691	524,206
MA2771, 3.000%, 10/01/2046		88,200	79,452
AS8056, 3.000%, 10/01/2046		57,694	51,930
BM3932, 3.500%, 10/01/2046		82,169	76,787
AS8269, 3.000%, 11/01/2046		74,079	66,678
AS8661, 4.000%, 01/01/2047		68,060	65,891
AS8659, 4.000%, 01/01/2047		24,016	23,251
BE2975, 4.000%, 01/01/2047		98,432	95,268
AS8699, 4.000%, 01/01/2047		20,674	20,001
MA2872, 4.500%, 01/01/2047		60,222	59,736
AS8700, 4.500%, 01/01/2047		23,949	23,766
AL9879, 3.500%, 02/01/2047		1,368,458	1,278,505
BE5475, 3.500%, 02/01/2047		37,167	34,677
AL9916, 4.000%, 02/01/2047		112,145	109,020
AS8966, 4.000%, 03/01/2047		19,358	18,689
FM4894, 4.000%, 03/01/2047		435,994	424,467
AS8982, 4.500%, 03/01/2047		8,221	8,151
CA5843, 3.000%, 04/01/2047		114,782	103,875
FM1000, 3.000%, 04/01/2047		209,691	188,230
MA2959, 3.500%, 04/01/2047		79,664	74,009
BM5348, 3.500%, 05/01/2047		45,305	42,327
BM5347, 3.500%, 05/01/2047		90,406	84,482
AS9536, 3.500%, 05/01/2047		40,662	37,972
BM5784, 3.500%, 05/01/2047		100,921	94,318
BE3619, 4.000%, 05/01/2047		85,983	83,244
MA3008, 4.500%, 05/01/2047		16,519	16,254
AS9829, 3.500%, 06/01/2047		37,045	34,583
BE3702, 4.000%, 06/01/2047		48,370	46,744
AS9664, 4.000%, 06/01/2047		21,420	20,744
AS9831, 4.000%, 06/01/2047		53,908	52,154
BM5179, 3.000%, 07/01/2047		67,175	60,634
BE3767, 3.500%, 07/01/2047		46,826	43,718
CA0062, 4.000%, 07/01/2047		42,122	40,611
MA3121, 4.000%, 09/01/2047		500,754	482,822
FM4019, 3.500%, 10/01/2047		425,927	395,961
CA0559, 4.500%, 10/01/2047		50,069	49,612
FM1467, 3.000%, 12/01/2047		65,817	59,764
BH7058, 3.500%, 12/01/2047		118,282	110,155
MA3210, 3.500%, 12/01/2047		109,681	102,131
FM2897, 3.000%, 02/01/2048		208,105	187,521
CA4140, 3.000%, 02/01/2048		67,757	60,766
CA1535, 3.500%, 02/01/2048		22,518	21,005
BJ8783, 3.500%, 02/01/2048		68,445	63,839
CA1218, 4.500%, 02/01/2048		36,269	35,733
MA3278, 4.500%, 02/01/2048		214,707	211,841
BM3590, 3.500%, 03/01/2048		91,346	85,180
BJ0650, 3.500%, 03/01/2048		49,294	45,977
BJ0648, 3.500%, 03/01/2048		46,316	43,200
FM5923, 3.500%, 03/01/2048		579,154	540,338
BM3900, 4.000%, 04/01/2048		89,011	85,693
CA1710, 4.500%, 05/01/2048		62,921	62,159
FM2385, 3.000%, 09/01/2048		127,297	114,109
FM1572, 3.000%, 09/01/2048		209,841	189,208
FM2915, 3.000%, 11/01/2048		455,838	413,446
BM5024, 3.000%, 11/01/2048		55,745	49,893
FM1239, 3.500%, 11/01/2048		73,366	68,413
FM5108, 3.500%, 11/01/2048		599,593	560,179
CA2922, 3.000%, 12/01/2048		182,930	163,593
FM2239, 3.000%, 12/01/2048		112,359	101,012
FM1051, 4.500%, 05/01/2049		150,952	149,123
FM4895, 4.000%, 06/01/2049		381,589	367,897
CA3683, 4.500%, 06/01/2049		56,165	55,446
BO2201, 3.000%, 09/01/2049		158,345	140,745
CA4571, 4.000%, 11/01/2049		366,646	348,877
BO8947, 3.000%, 01/01/2050		83,985	74,901
BO6164, 3.000%, 01/01/2050		68,420	60,899
FM3619, 4.500%, 01/01/2050		96,671	94,609
BP2099, 3.000%, 02/01/2050		341,150	303,671
BP1424, 3.000%, 03/01/2050		129,507	114,999
FM7592, 3.500%, 03/01/2050		585,140	540,722
CA5519, 3.000%, 04/01/2050		75,292	66,954
FM4334, 3.000%, 04/01/2050		178,855	159,598
CA5559, 3.500%, 04/01/2050		594,359	548,283
MA3992, 3.500%, 04/01/2050		146,925	135,578
CA5670, 3.000%, 05/01/2050		120,684	107,156
CA5668, 3.000%, 05/01/2050		291,180	258,873
CA6086, 3.000%, 06/01/2050		1,162,717	1,037,470
CA6291, 3.000%, 07/01/2050		82,817	73,644
BP6466, 3.000%, 07/01/2050		185,946	165,199
BP6481, 4.500%, 07/01/2050		34,814	34,147
BQ0239, 2.500%, 08/01/2050		195,782	169,595
BQ0188, 3.000%, 08/01/2050		99,985	88,808
BP6716, 2.500%, 09/01/2050		346,268	297,439
BK3044, 2.500%, 09/01/2050		324,769	279,222
MA4121, 3.000%, 09/01/2050		559,468	499,503
FM9143, 4.500%, 09/01/2050		132,682	130,911
MA4160, 3.000%, 10/01/2050		473,658	420,712
MA4170, 4.500%, 10/01/2050		294,141	287,789
FM7475, 4.500%, 10/01/2050		22,533	22,258
MA4208, 2.000%, 12/01/2050		2,420,859	1,998,612
FM5316, 2.000%, 12/01/2050		191,582	158,076
MA4237, 2.000%, 01/01/2051		203,183	167,696
BR1269, 2.500%, 01/01/2051		776,984	671,866
MA4256, 2.500%, 02/01/2051		683,167	586,296
MA4282, 2.500%, 03/01/2051		435,034	373,853
MA4306, 2.500%, 04/01/2051		280,272	240,307
BR7795, 2.500%, 04/01/2051		709,305	607,939
MA4307, 3.000%, 04/01/2051		821,604	728,656
MA4325, 2.000%, 05/01/2051		702,561	579,100
BT2488, 2.500%, 05/01/2051		435,731	373,371
MA4326, 2.500%, 05/01/2051		462,922	396,814
FM7189, 2.500%, 05/01/2051		499,023	427,760
MA4356, 2.500%, 06/01/2051		921,195	789,546
FM7738, 2.500%, 06/01/2051		500,959	429,633
BT0417, 2.500%, 06/01/2051		302,848	259,504
MA4378, 2.000%, 07/01/2051		661,745	545,116
FS1550, 2.500%, 07/01/2051		349,559	300,400
MA4379, 2.500%, 07/01/2051		363,323	311,362
CB1027, 2.500%, 07/01/2051		263,432	225,663
CB1038, 2.500%, 07/01/2051		325,328	279,068
BT1339, 2.500%, 07/01/2051		769,912	659,631
FM8178, 2.500%, 07/01/2051		800,230	685,417
MA4380, 3.000%, 07/01/2051		906,887	803,169
MA4399, 2.500%, 08/01/2051		2,405,065	2,060,750
BT3273, 2.500%, 08/01/2051		777,361	665,940
FM8422, 2.500%, 08/01/2051		770,644	660,343
FM8360, 2.500%, 08/01/2051		362,641	311,341
MA4401, 3.500%, 08/01/2051		236,962	217,288
BT7263, 2.500%, 09/01/2051		466,391	399,486
MA4437, 2.000%, 10/01/2051		347,866	286,429
MA4465, 2.000%, 11/01/2051		93,689	77,107
CB2852, 2.000%, 11/01/2051		1,354,277	1,114,983
MA4493, 2.500%, 12/01/2051		441,361	377,465
FS0121, 2.000%, 01/01/2052		781,671	645,165
CB2548, 2.500%, 01/01/2052		141,191	120,803
BU1350, 3.000%, 02/01/2052		84,917	75,027
BV4139, 2.500%, 03/01/2052		212,961	182,661
MA4600, 3.500%, 05/01/2052		1,548,876	1,418,379
BU8667, 4.000%, 05/01/2052		569,963	538,746
CB3622, 4.000%, 05/01/2052		486,429	459,689
MA4626, 4.000%, 06/01/2052		702,994	664,055
CB3914, 4.000%, 06/01/2052		527,793	498,558
BV2558, 5.000%, 06/01/2052		703,377	699,414
BV2634, 4.000%, 07/01/2052		536,714	506,984
BV2623, 4.500%, 07/01/2052		269,099	261,536
MA4656, 4.500%, 07/01/2052		338,936	329,516
BW0036, 4.500%, 07/01/2052		414,330	404,379
FS2603, 4.500%, 08/01/2052		696,236	676,670
BV7959, 5.000%, 08/01/2052		736,017	731,956
CB4404, 5.000%, 08/01/2052		719,837	716,251
BV8055, 4.500%, 09/01/2052		709,907	689,956
BW6232, 5.000%, 09/01/2052		896,916	891,871
BW1201, 5.000%, 09/01/2052		790,310	785,840
MA4785, 5.000%, 10/01/2052		741,061	736,892
Fannie Mae Principal Strip
0.000%, 07/15/2037		1,370,000	706,362
Fannie Mae REMICS
2012-70, 1.984% (1 Month LIBOR USD + 6.000%), 07/25/2042 (c)(e)		933,482	110,534
2012-68, 2.034% (1 Month LIBOR USD + 6.050%), 07/25/2042 (c)(e)		1,530,112	170,020
2013-6, 2.084% (1 Month LIBOR USD + 6.100%), 02/25/2043 (c)(e)		984,796	121,439
2013-18, 2.084% (1 Month LIBOR USD + 6.100%), 03/25/2043 (c)(e)		1,065,176	119,341
2014-90, 2.134% (1 Month LIBOR USD + 6.150%), 01/25/2045 (c)(e)		1,498,888	188,422
2015-32, 2.184% (1 Month LIBOR USD + 6.200%), 05/25/2045 (c)(e)		957,389	117,322
2016-03, 4.000%, 02/25/2046 (e)		448,111	80,298
2016-40, 1.834% (1 Month LIBOR USD + 5.850%), 07/25/2046 (c)(e)		616,820	65,041
2018-07, 4.000%, 02/25/2048 (e)		1,226,235	235,447
2020-52, 4.500%, 08/25/2050 (e)		1,120,172	238,684
Freddie Mac Gold Pool
G1-3122, 5.000%, 04/01/2023		26	26
G1-4953, 3.500%, 01/01/2029		15,154	14,956
A8-6315, 4.500%, 05/01/2039		14,186	14,171
A8-6521, 4.500%, 05/01/2039		28,405	28,456
A9-3617, 4.500%, 08/01/2040		2,406	2,410
Q0-0285, 4.500%, 04/01/2041		3,704	3,710
Q0-0876, 4.500%, 05/01/2041		23,656	23,699
Q0-2173, 4.500%, 07/01/2041		16,195	16,223
Q0-3705, 4.000%, 10/01/2041		16,920	16,597
C0-3795, 3.500%, 04/01/2042		113,784	107,343
Q0-9004, 3.500%, 06/01/2042		10,595	9,995
C0-9004, 3.500%, 07/01/2042		11,283	10,644
Q0-9896, 3.500%, 08/01/2042		14,674	13,843
Q1-1348, 3.500%, 09/01/2042		29,729	28,033
Q1-8305, 3.500%, 05/01/2043		12,418	11,700
Q1-9475, 3.500%, 06/01/2043		21,097	19,877
G6-0030, 3.500%, 07/01/2043		66,653	62,865
Q2-0780, 3.500%, 08/01/2043		26,091	24,575
Q2-0857, 3.500%, 08/01/2043		16,882	15,915
G0-7459, 3.500%, 08/01/2043		13,430	12,659
G0-8541, 3.500%, 08/01/2043		23,621	22,256
V8-0509, 4.000%, 10/01/2043		14,060	13,727
G0-8558, 4.000%, 11/01/2043		15,533	15,165
Q2-6367, 4.000%, 05/01/2044		4,312	4,210
Q2-6513, 4.500%, 06/01/2044		11,849	11,750
Q2-9916, 4.000%, 11/01/2044		17,388	16,976
Q4-5219, 3.500%, 01/01/2045		79,668	74,825
G0-7961, 3.500%, 03/01/2045		18,256	17,154
G0-8633, 4.000%, 03/01/2045		35,020	34,191
G0-8636, 3.500%, 04/01/2045		21,263	19,935
G0-8637, 4.000%, 04/01/2045		17,575	17,158
Q3-3869, 4.000%, 06/01/2045		11,779	11,500
Q3-5225, 3.500%, 08/01/2045		10,687	10,015
G0-8659, 3.500%, 08/01/2045		58,225	54,553
G0-8660, 4.000%, 08/01/2045		69,759	68,086
V8-1873, 4.000%, 08/01/2045		15,396	15,023
V8-1992, 4.000%, 10/01/2045		214,396	207,743
G0-8672, 4.000%, 10/01/2045		11,674	11,383
G0-8676, 3.500%, 11/01/2045		25,380	23,793
G6-0480, 4.500%, 11/01/2045		10,437	10,457
G0-8681, 3.500%, 12/01/2045		18,827	17,632
G0-8682, 4.000%, 12/01/2045		23,420	22,812
Q3-8470, 4.000%, 01/01/2046		13,030	12,688
Q3-8473, 4.000%, 01/01/2046		23,361	22,781
G0-8694, 4.000%, 02/01/2046		13,482	13,125
Q3-9434, 3.500%, 03/01/2046		3,920	3,674
Q3-9644, 3.500%, 03/01/2046		85,879	80,428
G0-8693, 3.500%, 03/01/2046		4,203	3,936
Q3-9438, 4.000%, 03/01/2046		72,876	70,923
G0-8699, 4.000%, 03/01/2046		36,444	35,468
G0-8702, 3.500%, 04/01/2046		43,192	40,432
Q4-0375, 3.500%, 05/01/2046		28,002	26,210
G0-8706, 3.500%, 05/01/2046		19,889	18,772
Q4-0718, 3.500%, 05/01/2046		123,769	115,835
G0-8708, 4.500%, 05/01/2046		28,561	28,483
Q4-1208, 3.500%, 06/01/2046		61,982	58,110
Q4-5458, 4.000%, 08/01/2046		60,970	59,336
G0-8721, 3.000%, 09/01/2046		42,283	38,144
G0-8735, 4.500%, 10/01/2046		38,510	38,245
G0-8741, 3.000%, 01/01/2047		773,307	696,214
G0-8743, 4.000%, 01/01/2047		34,575	33,552
Q4-6279, 3.500%, 02/01/2047		48,505	45,376
Q4-6283, 4.000%, 02/01/2047		37,610	36,463
G0-8752, 4.000%, 03/01/2047		16,893	16,509
Q4-6539, 4.500%, 03/01/2047		3,458	3,395
G0-8757, 3.500%, 04/01/2047		7,961	7,443
G0-8759, 4.500%, 04/01/2047		12,910	12,817
V8-3204, 4.500%, 05/01/2047		31,221	30,800
Q4-9100, 4.000%, 07/01/2047		79,100	76,504
Q4-9394, 4.500%, 07/01/2047		67,652	67,025
Q4-9888, 3.500%, 08/01/2047		41,248	38,553
Q5-0035, 3.500%, 08/01/2047		60,177	56,257
Q5-0109, 3.500%, 08/01/2047		8,669	8,102
G6-1228, 4.000%, 08/01/2047		116,138	112,632
G0-8779, 3.500%, 09/01/2047		170,807	157,481
G0-8785, 4.000%, 10/01/2047		87,962	84,606
Q5-2319, 3.500%, 11/01/2047		131,581	122,888
G6-1631, 3.500%, 11/01/2047		157,159	146,987
G6-1467, 4.000%, 11/01/2047		113,890	109,694
G6-1281, 3.500%, 01/01/2048		74,058	69,164
G0-8800, 3.500%, 02/01/2048		100,818	94,094
Q5-4463, 4.000%, 02/01/2048		55,852	54,062
G6-7710, 3.500%, 03/01/2048		140,737	131,017
Freddie Mac Multifamily Structured Pass Through Certificates
K-098, 1.517%, 08/25/2029 (d)(e)		1,985,000	152,928
Freddie Mac Pool
ZS-9972, 3.000%, 03/01/2042		715,573	654,879
ZM-0630, 4.000%, 01/01/2046		240,656	234,085
ZT-0390, 4.000%, 03/01/2046		91,823	89,552
ZM-1590, 3.000%, 08/01/2046		519,751	467,099
SD-0035, 3.000%, 04/01/2047		463,794	420,031
ZM-4908, 3.500%, 11/01/2047		210,530	196,398
ZA-5250, 4.000%, 01/01/2048		189,674	182,800
ZS-4759, 3.500%, 03/01/2048		128,819	120,144
ZM-6197, 4.000%, 04/01/2048		461,060	443,542
SD-0298, 3.000%, 11/01/2048		326,757	294,384
ZN-2103, 4.500%, 12/01/2048		30,480	30,076
ZA-7141, 3.000%, 06/01/2049		65,250	58,085
SD-8005, 3.500%, 08/01/2049		598,497	554,122
SD-8013, 4.500%, 09/01/2049		90,697	89,372
SI-2009, 3.000%, 10/01/2049		395,081	351,802
QA-5549, 3.000%, 12/01/2049		212,499	188,989
QA-7325, 3.000%, 02/01/2050		168,337	150,187
QA-6750, 3.000%, 02/01/2050		123,291	110,108
QA-8311, 3.000%, 03/01/2050		190,862	171,743
SD-8068, 3.000%, 06/01/2050		541,629	481,404
RA-2970, 2.500%, 07/01/2050		180,457	155,540
SD-8074, 3.000%, 07/01/2050		79,732	70,930
SD-8075, 3.500%, 07/01/2050		463,817	428,011
QB-2682, 2.500%, 08/01/2050		134,317	115,417
SD-8084, 3.000%, 08/01/2050		232,711	206,649
SD-8086, 4.000%, 08/01/2050		171,052	162,883
RA-3484, 3.000%, 09/01/2050		271,593	241,078
SD-8098, 2.000%, 10/01/2050		2,349,230	1,939,442
QB-4785, 2.500%, 10/01/2050		191,191	164,213
QB-6037, 2.500%, 11/01/2050		139,442	119,711
SD-8122, 2.500%, 01/01/2051		408,245	350,482
SD-8129, 2.500%, 02/01/2051		550,806	473,367
RA-4527, 2.500%, 02/01/2051		279,381	240,134
SD-8135, 2.500%, 03/01/2051		197,505	169,778
QC-0945, 2.500%, 04/01/2051		796,795	682,973
SD-8147, 2.500%, 05/01/2051		461,615	395,626
QC-2565, 2.000%, 06/01/2051		544,306	448,459
QC-4235, 2.500%, 07/01/2051		705,381	604,113
QC-3907, 2.500%, 07/01/2051		457,547	391,945
SD-8156, 2.500%, 07/01/2051		429,409	367,933
SD-8160, 2.000%, 08/01/2051		820,570	675,800
QC-5978, 2.500%, 08/01/2051		612,561	524,802
QC-6209, 2.500%, 08/01/2051		385,069	329,910
SD-8167, 2.500%, 09/01/2051		1,115,951	955,954
RA-5855, 2.500%, 09/01/2051		735,727	629,657
SD-8169, 3.500%, 09/01/2051		108,414	99,489
SD-0780, 2.500%, 12/01/2051		502,539	430,438
SD-8189, 2.500%, 01/01/2052		445,409	380,207
RA-6686, 4.000%, 01/01/2052		232,619	219,951
QD-7594, 2.500%, 02/01/2052		680,587	584,911
SD-8214, 3.500%, 05/01/2052		482,788	442,113
SD-1883, 4.000%, 06/01/2052		650,000	614,400
QE-5195, 4.000%, 06/01/2052		636,639	601,467
QE-4039, 4.000%, 06/01/2052		1,226,795	1,158,843
QE-5474, 4.000%, 07/01/2052		344,539	325,529
SD-1060, 4.000%, 07/01/2052		340,441	321,654
QE-6058, 4.500%, 07/01/2052		910,108	884,625
SD-8231, 4.500%, 07/01/2052		339,358	329,926
SD-8233, 5.000%, 07/01/2052		673,306	669,623
SD-1382, 4.000%, 08/01/2052		836,676	790,278
QE-6925, 4.500%, 08/01/2052		265,132	257,708
SD-1576, 5.000%, 08/01/2052		944,177	938,866
QE-9381, 4.000%, 09/01/2052		889,960	840,670
SD-1709, 5.500%, 09/01/2052		837,925	849,892
SD-8258, 5.000%, 10/01/2052		690,144	686,262
SD-1719, 5.500%, 10/01/2052		873,929	885,655
SD-8268, 5.500%, 11/01/2052		397,977	402,483
Freddie Mac REMICS
4121, 2.327% (1 Month LIBOR USD + 6.200%), 10/15/2042 (c)(e)		939,831	105,136
4122, 4.000%, 10/15/2042 (e)		966,777	182,742
4159, 2.277% (1 Month LIBOR USD + 6.150%), 01/15/2043 (c)(e)		1,316,649	163,572
4459, 4.000%, 08/15/2043 (e)		1,955,792	361,147
4385, 4.500%, 09/15/2044 (e)		193,240	34,476
4572, 2.177% (1 Month LIBOR USD + 6.050%), 04/15/2046 (c)(e)		428,728	46,788
4583, 2.127% (1 Month LIBOR USD + 6.000%), 05/15/2046 (c)(e)		440,382	50,227
4616, 2.127% (1 Month LIBOR USD + 6.000%), 09/15/2046 (c)(e)		1,027,160	122,896
4623, 2.127% (1 Month LIBOR USD + 6.000%), 10/15/2046 (c)(e)		952,336	121,812
4648, 2.127% (1 Month LIBOR USD + 6.000%), 01/15/2047 (c)(e)		407,481	45,889
Freddie Mac STACR REMIC Trust
2022-HQA1, 7.021% (SOFR30A + 3.500%), 03/25/2042 (b)(c)		309,000	298,746
2022-DNA3, 6.421% (SOFR30A + 2.900%), 04/25/2042 (b)(c)		506,000	484,841
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-HQA3, 6.366% (1 Month LIBOR USD + 2.350%), 04/25/2030 (c)		694,167	686,151
2018-DNA1, 5.816% (1 Month LIBOR USD + 1.800%), 07/25/2030 (c)		312,390	304,108
2018-HQA1, 6.316% (1 Month LIBOR USD + 2.300%), 09/25/2030 (c)		650,357	635,633
2019-CS03, 4.016% (1 Month LIBOR USD + 0.000%), 10/25/2032 (b)(c)		177,631	177,140
2021-DNA7, 4.371% (SOFR30A + 0.850%), 11/25/2041 (b)(c)		1,881,687	1,835,575
2022-DNA2, 5.921% (SOFR30A + 2.400%), 02/25/2042 (b)(c)		1,650,000	1,553,438
Ginnie Mae
#TBA, 4.500%, 12/15/2041		4,225,000	4,127,462
#TBA, 5.000%, 12/15/2048		1,420,000	1,415,563
#TBA, 5.500%, 12/15/2052		1,160,000	1,171,691
Ginnie Mae II Pool
MA0699M, 3.500%, 01/20/2043		24,172	22,978
MA0783M, 3.500%, 02/20/2043		32,981	31,350
MA0934M, 3.500%, 04/20/2043		23,533	22,369
MA3663M, 3.500%, 05/20/2046		40,584	38,336
MA3803M, 3.500%, 07/20/2046		15,742	14,839
MA4510M, 3.500%, 06/20/2047		64,054	60,218
MA4586M, 3.500%, 07/20/2047		88,435	82,900
MA4652M, 3.500%, 08/20/2047		59,420	55,857
MA4900M, 3.500%, 12/20/2047		44,964	42,298
MA6542M, 3.500%, 03/20/2050		243,120	228,918
MA6600M, 3.500%, 04/20/2050		18,088	16,931
MA6601M, 4.000%, 04/20/2050		81,502	78,325
MA7138M, 3.500%, 01/20/2051		234,740	219,628
MA7192M, 2.000%, 02/20/2051		293,396	250,442
MA7193M, 2.500%, 02/20/2051		296,162	260,922
MA7254M, 2.000%, 03/20/2051		299,009	255,171
MA7255M, 2.500%, 03/20/2051		733,761	646,301
MA7311M, 2.000%, 04/20/2051		852,021	726,927
MA7312M, 2.500%, 04/20/2051		811,108	714,910
MA7367M, 2.500%, 05/20/2051		298,189	262,391
MA7418M, 2.500%, 06/20/2051		623,090	548,011
MA7472M, 2.500%, 07/20/2051		408,639	359,227
MA7589M, 2.500%, 09/20/2051		914,517	803,551
MA7648M, 2.000%, 10/20/2051		297,641	253,433
MA7766M, 2.000%, 12/20/2051		375,435	319,453
MA7828M, 3.000%, 01/20/2052		605,759	546,651
MA8045M, 4.000%, 05/20/2052		662,952	632,017
MA8099M, 3.500%, 06/20/2052		614,309	569,598
MA8151M, 4.500%, 07/20/2052		915,286	895,305
MA8200M, 4.000%, 08/20/2052		595,426	567,640
MA8201M, 4.500%, 08/20/2052		595,643	582,620
MA8267M, 4.000%, 09/20/2052		572,463	545,748
MA8268M, 4.500%, 09/20/2052		896,110	876,518
Government National Mortgage Association
2013-23, 3.500%, 02/20/2043 (e)		587,919	106,855
2015-162, 2.811% (1 Month LIBOR USD + 6.750%), 11/20/2045 (c)(e)		882,433	122,756
2018-007, 2.261% (1 Month LIBOR USD + 6.200%), 01/20/2048 (c)(e)		987,291	105,114
2020-173, 2.500%, 11/20/2050 (e)		2,332,125	307,310
2021-116, 2.500%, 06/20/2051 (e)		2,592,556	350,036
Uniform Mortgage Backed Securities
#TBA, 5.500%, 12/15/2040		2,660,000	2,686,392
#TBA, 4.500%, 12/15/2040		1,170,000	1,135,814
#TBA, 5.000%, 12/15/2040		2,215,000	2,199,426
#TBA, 6.000%, 12/15/2040		830,000	847,832
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost $139,000,503)			127,891,566

U.S. GOVERNMENT AGENCY ISSUES - 0.45%
Federal Home Loan Mortgage Corp.
0.375%, 09/23/2025		225,000	202,326
Federal National Mortgage Association
0.500%, 11/07/2025		255,000	228,980
0.750%, 10/08/2027		745,000	641,702
0.875%, 08/05/2030		575,000	455,376
Tennessee Valley Authority
5.250%, 09/15/2039		320,000	334,055
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,180,540)			1,862,439

U.S. GOVERNMENT NOTES/BONDS - 5.56%
United States Treasury Note/Bond
4.125%, 10/31/2027 (f)		1,655,000	1,673,683
2.875%, 05/15/2032		230,000	214,798
4.125%, 11/15/2032		880,000	910,937
4.250%, 11/15/2040		775,000	807,271
1.750%, 08/15/2041		500,000	347,051
3.125%, 11/15/2041		2,540,000	2,236,291
3.250%, 05/15/2042		4,515,000	4,033,518
3.375%, 08/15/2042		95,000	86,465
3.375%, 05/15/2044		1,380,000	1,239,520
3.125%, 08/15/2044		2,040,000	1,755,277
3.000%, 11/15/2044		1,003,300	844,183
3.000%, 05/15/2047		2,420,000	2,024,103
3.125%, 05/15/2048		470,000	403,741
3.375%, 11/15/2048		1,985,000	1,791,540
2.250%, 02/15/2052		795,000	569,574
2.875%, 05/15/2052		1,870,000	1,542,750
3.000%, 08/15/2052		2,000,000	1,699,688
4.000%, 11/15/2052		790,000	815,305
TOTAL U.S. GOVERNMENT NOTES/BONDS (Cost $24,624,803)			22,995,695

U.S. TREASURY BILLS - 4.00%
United States Treasury Bill
3.698%, 12/22/2022 (i)		16,560,000	16,525,766
TOTAL U.S. TREASURY BILLS (Cost $16,525,702)			16,525,766

		Shares
EXCHANGE TRADED FUNDS - 0.02%
iShares Core U.S. Aggregate Bond ETF		817	80,303
TOTAL EXCHANGE TRADED FUNDS (Cost $85,062)			80,303

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING - 4.57%
Money Market Fund - 4.57%
Mount Vernon Liquid Assets Portfolio, LLC, 4.010% (g)		18,915,311	18,915,311
TOTAL INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING (Cost $18,915,311)			18,915,311

SHORT-TERM INVESTMENTS - 0.52%
First American Government Obligations Fund, Class X, 3.664% (g)		2,131,998	2,131,998
TOTAL SHORT-TERM INVESTMENTS (Cost $2,131,998)			2,131,998

Total Investments (Cost $493,104,574) - 107.92%			446,220,048
Liabilities in Excess of Other Assets - (7.92)%			(32,765,240)
TOTAL NET ASSETS - 100.00%			$413,454,808

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2022.
(b)	Securities issued under Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at November 30, 2022. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(d)	Variable rate security; the rate shown represents the rate at November 30, 2022. The coupon is based on an underlying pool of loans and other conditions at the time the loans are securitized.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	All or portion of this security is out on loan as of November 30, 2022. Total value of securities out on loan is $18,617,768.
(g)	The rate shown represents the seven day yield at November 30, 2022.
(h)	Perpetual maturity. The date referenced is the next call date.
(i)	Rate shown is the effective yield based on purchase price. The calculation assumes the security is held to maturity.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these schedule of investments.

Summary of Fair Value Exposure at November 30, 2022

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify securities based on valuation method.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds' investments carried at fair value as of November 30, 2022.

	Level 1	Level 2	Level 3	Total
Assets:
Fixed Income Securities:
Asset Backed Securities	$-	$38,420,459	$-	$38,420,459
Corporate Bonds*	-	153,746,774	-	153,746,774
Foreign Corporate Bonds*	-	34,026,890	-	34,026,890
Foreign Government Agency Issues	-	5,404,756	-	5,404,756
Foreign Government Notes/Bonds	-	4,266,520	-	4,266,520
Non-Agency Mortgage Backed Securities	-	19,951,571	-	19,951,571
Agency Mortgage Backed Securities	-	127,891,566	-	127,891,566
U.S. Government Agency Issues	-	1,862,439	-	1,862,439
U.S. Government Notes/Bonds	-	22,995,695	-	22,995,695
U.S. Treasury Bills	-	16,525,766	-	16,525,766
Total Fixed Income Securities	-	425,092,436	-	425,092,436
Exchange-Traded Funds	80,303	-	-	80,303
Money Market Funds	21,047,309	-	-	21,047,309
Total Investments in Securities	$21,127,612	$425,092,436	$-	$446,220,048

* For further breakdown by industry, please refer to the Schedule of Investments.

The Fund did not hold any Level 3 securities during the period ended November 30, 2022.